FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY



Investment Company Act File Number           811-21782

Exact Name of registrant as                  Small Cap Value Fund, Inc.
      Specified in charter

Address of principal executive office        8150 N. Central Expwy
							   Suite #M1120
                                             Dallas, Texas 75206

Name and address of agent for service        Laura S. Adams
                                             8150 N. Central Expwy
							   Suite #M1120
                                             Dallas, Texas 75206

Registrants telephone number, inc. area code 214-360-7418

Date of fiscal year end:                     12/31

Date of reporting period:                    09/30/18





























Item 1.  Schedule of Investments

SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2018

DESCRIPTION                                 SHARES        FAIR VALUE
-----------                                 ------      ------------

COMMON STOCKS ? 92.29%

Fabricated Rubber Products-5.27%
   Cooper Tire & Rubber			  46,634	      1,319,742

Air Transportation, Scheduled-5.19%
   Hawaiian Holdings Inc.      		   32,453	      1,301,365

Gold Ore Mining-2.14%
   IAMGOLD (a)     			        145,371	        534,965

Family Stores-5.49%
   Buckle                                    19,861           457,796
   Abercrombie & Fitch                       43,478           918,255
                                                             --------
                                                            1,376,051

Retail Apparel-4.78%
   Express (a)                              108,315         1,197,964

Plastic Products-3.68%
   Tupperware Brands Corp                    27,600           923,220

Paper Mills-3.48%
   Schweitzer-Mauduit Intl Inc               22,745           871,361

Durable Goods-3.58%
   Schnitzer Steel Ind                       33,145           896,572

Misc. Publishing-3.28%
    LSC Commuications Inc (a)                74,380           822,643

Med/Hospital Equipment-4.24%
    Patterson Companies Inc                  43,478         1,063,037

Patent Owner-6.87%
    Acacia Reseach Corp (a)                 220,977           707,126
    InterDigital Inc                         12,678         1,014,240
                                                             --------
                                                            1,721,366

Concrete Product-3.28%
    Forterra Inc (a)                        110,227           822,293

Computer Software-4.03%
    GameStop                                 66,139         1,009,942
-	Continued ?
SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS, continued
SEPTEMBER 30, 2018

DESCRIPTION                                  SHARES        FAIR VALUE
-----------                                  ------       ----------

Retail Furniture-2.83%
    The Tile Shop                             99,039          708,129

Drill Oil/Gas-5.15%
    Rowan Companies (a)                       68,493        1,289,723

Pharmaceutical Preps-4.32%
    Selecta Biosciences (a)                   69,598        1,082,249

Semiconductors-4.01%
    Cirrus Logic Inc (a)                      26,007        1,003,870

Eating Places-3.97%
    Del Taco Restaurants (a)                  84,221          994,650

Industrial Trucks-4.24%
    Hyster-Yale Materials Handling            17,254        1,061,639

Misc Retail Sales-3.68%
    Kirklands Inc (a)                         91,324          921,459

Poultry/Slaughter-3.79%
    Sanderson Farms, Inc                       9,183          949,247

Raw Farm Product-4.99%
    Universal Corp                            19,216        1,249,040
                                                             --------

Total common stocks (cost $19,597,056)                  $  23,120,527


SHORT-TERM INVESTMENTS ? 7.60%
   Schwab Money Fund-Bears interest at approx 1.53%
       			                                   1,905,479
                                                            --------

   Total short-term investments (cost $ 1,905,479)         1,905,479
                                                            --------

Total investment securities ? 99.88 % (cost $21,502,535)  25,026,008

Other assets less liabilities ?  0.12%                        29,847
                                                            --------

Net assets ? 100.00%                                   $  25,055,855
                                                        ============
(a) indicates non-dividend paying security
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS
157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.




Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)



The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2018:

                                    Investments          Other
                                    in                   Financial
      Level                         Securities           Instruments *
      -----                         ----------           -----------
      Level 1                       $25,026,008          $          0
      Level 2                                 0                     0
      Level 3                                 0                     0
                                    -----------          ------------
      Total                         $25,026,008          $          0
                                    ===========          ============

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.
NOTES TO FINANCIAL STATEMENTS

Investment Transactions ? Purchases and Sales of investment securities (excluding money market funds) for the nine months ended September 30, 2018 were $13,203,610 and $14,340,578, respectively. At the end of the period, net unrealized appreciation for Federal Income tax purposes aggregated $3,523,473, of which $3,982,914 related to unrealized appreciation of securities and ($459,441) related to unrealized depreciation of securities. The cost of investments at September 30, 2018 for Federal Income tax purposes was $19,597,056, excluding short term investments.


Item 2.  Controls and Procedures


a)	Laura S. Adams is the President and Treasurer of the Fund
and has
concluded that the Registrant?s disclosure controls and procedures(as defined in Rule 30a-3(c) under the Investment Company Act of 1940 are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.
b)	There were no changes in the Registrant?s internal control
over
financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant?s last fiscal half-year that has materially affected, or is reasonably likely to material affect, the Registrant?s internal control over financial reporting.
























Item 3.  Exhibits



Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company act of 1940 are filed herewith.


SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Small Cap Value Fund, Inc.

                                             By /s/ Laura S. Adams
                                          -------------------------
                                                    Laura S. Adams
                                                    President

Date:  10/11/2018






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Small Cap Value Fund, Inc.

                                             By /s/ Laura S. Adams
                                          -------------------------
                                                    Laura S. Adams
                                                    Treasurer

Date:  10/11/2018